Provision for reinstatement costs (Tables)	12 Months Ended
Dec. 31, 2024
Provision For Reinstatement Costs
Schedule of provision for reinstatement costs

	2024	2024	2023
	US$	HK$	HK$

At beginning of year	691,324	5,370,000	4,800,000
Provision	190,533	1,480,000	1,800,000
Utilisation for the year	(25,748)	(200,000)	-
Write-off upon the expiration of leases	(173,797)	(1,350,000)	(700,000)
Transfer to liabilities classified as held for sale	-	-	(530,000)

At end of year	682,312	5,300,000	5,370,000
Less: portion classified as current liabilities	(324,420)	(2,520,000)	(730,000)

	357,892	2,780,000	4,640,000